The Universal Institutional Funds, Inc. Prospectus Supplement

August 31, 2006

The Universal Institutional Funds, Inc.

Supplement dated August 31, 2006 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2006 of:

Emerging Markets Equity Portfolio (Class I)

The first and second paragraphs of the section of the Prospectus titled “Fund Management—Portfolio Management” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The team works collaboratively when making portfolio decisions. The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Ruchir Sharma, a Managing Director of the Adviser, James Cheng, a Managing Director of the Sub-Adviser, and Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita, each an Executive Director of the Adviser.

Mr. Sharma has been associated with the Adviser in an investment management capacity since October 1996 and has been a member of the team managing the Portfolio since April 2002. Mr. Cheng has been associated with the Sub-Adviser in an investment management capacity and has been a member of the team managing the Portfolio since August 2006. Prior to joining the Sub-Adviser, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Mr. Psaila has been associated with the Adviser in an investment management capacity and has been a member of the team managing the Portfolio since October 1996. Mr. Carlson has been associated with the Adviser in an investment management capacity and has been a member of the team managing the Portfolio since September 1997. Mr. Piper has been associated with the Adviser in an investment management capacity and has been a member of the team managing the Portfolio since December 2002. Prior to joining the Adviser, Mr. Piper was a portfolio manager at Deltec Asset Management. Ms. Piedrahita has been associated with the Adviser in an investment management capacity and has been a member of the team managing the Portfolio since January 2002. Prior to joining the Adviser, Ms. Piedrahita was an equity analyst at Fidelity Investments.

The Emerging Markets Equity team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

Please retain this supplement for future reference.

UIFEMEISPT 8/06

The Universal Institutional Funds, Inc. Prospectus Supplement

August 31, 2006

The Universal Institutional Funds, Inc.

Supplement dated August 31, 2006 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2006 of:

Emerging Markets Equity Portfolio (Class II)

The first and second paragraphs of the section of the Prospectus titled “Fund Management—Portfolio Management” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The team works collaboratively when making portfolio decisions. The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Ruchir Sharma, a Managing Director of the Adviser, James Cheng, a Managing Director of the Sub-Adviser, and Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita, each an Executive Director of the Adviser.

Mr. Sharma has been associated with the Adviser in an investment management capacity since October 1996 and has been a member of the team managing the Portfolio since April 2002. Mr. Cheng has been associated with the Sub-Adviser in an investment management capacity and has been a member of the team managing the Portfolio since August 2006. Prior to joining the Sub-Adviser, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Mr. Psaila has been associated with the Adviser in an investment management capacity and has been a member of the team managing the Portfolio since October 1996. Mr. Carlson has been associated with the Adviser in an investment management capacity and has been a member of the team managing the Portfolio since September 1997. Mr. Piper has been associated with the Adviser in an investment management capacity and has been a member of the team managing the Portfolio since December 2002. Prior to joining the Adviser, Mr. Piper was a portfolio manager at Deltec Asset Management. Ms. Piedrahita has been associated with the Adviser in an investment management capacity and has been a member of the team managing the Portfolio since January 2002. Prior to joining the Adviser, Ms. Piedrahita was an equity analyst at Fidelity Investments.

The Emerging Markets Equity team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

Please retain this supplement for future reference.

UIFEMEIISPT 8/06

The Universal Institutional Funds, Inc. Prospectus Supplement

August 31, 2006

The Universal Institutional Funds, Inc.

Supplement dated August 31, 2006 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2006 of:

International Magnum Portfolio (Class I)

The first and second paragraphs of the section of the Prospectus titled “Fund Management—Portfolio Management” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the International Magnum team and the individual Investment Teams. The teams consist of portfolio managers and analysts. Francine J. Bovich, a Managing Director of the Adviser, is the member of the International Magnum team who is primarily responsible for the day-to-day management of the Portfolio. Ms. Bovich has been associated with the Adviser in an investment management capacity since April 1993 and has been a member of the team managing the Portfolio since January 1997.

Members of the Investment Teams primarily responsible for individual security selection for the Portfolio include Johannes B. van den Berg, a Managing Director of the Adviser, David Sugimoto, an Executive Director of the Adviser, Kunihiko Sugio, an Executive Director of MSAITM, James Cheng, a Managing Director of MSIM Company, and Felicity Smith, an Executive Director of MSIM Limited.

Mr. van den Berg has been associated with the Adviser in an investment management capacity since July 2005 and has been a member of the team managing the Portfolio since February 2006. Prior to joining the Adviser, Mr. van den Berg was Head of International Equities at 1838 Advisors. Mr. Sugimoto has been associated with the Adviser in an investment management capacity since July 2005 and has been a member of the team managing the Portfolio since February 2006. Prior to joining the Adviser, Mr. Sugimoto was a Director and portfolio manager at 1838 Advisors. Mr. Sugio has been associated with MSAITM in an investment management capacity since December 1993 and has been a member of the team managing the Portfolio since January 1997. Mr. Cheng has been associated with MSIM Company in an investment management capacity and has been a member of the team managing the Portfolio since August 2006. Prior to joining MSIM Company, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Ms. Smith has been associated with MSIM Limited in an investment management capacity since April 2001 and has been a member of the team managing the Portfolio since July 2002.

Please retain this supplement for future reference.

UIFIMPISPT 8/06

The Universal Institutional Funds, Inc. Statement of Additional Information Supplement

August 31, 2006

The Universal Institutional Funds, Inc.

Supplement dated August 31, 2006 to The Universal Institutional Funds, Inc. Statement of Additional Information dated May 1, 2006 of:

With respect to the Emerging Markets Equity Portfolio, the first and second paragraphs in the section of the Statement of Additional Information titled “Management of the Fund—Portfolio Manager Compensation Structure—Emerging Markets Equity Portfolio” are hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers. As of December 31, 2005, Ruchir Sharma managed eight mutual funds with a total of approximately $5.6 billion in assets; one pooled investment vehicle other than mutual funds with a total of approximately $664.6 million in assets; and two other accounts with a total of approximately $666.4 million in assets. As of August 28, 2006, James Cheng managed six mutual funds with a total of approximately $3.9 billion in assets; no pooled investment vehicles; and no other accounts. As of July 31, 2006, Paul Psaila managed five mutual funds with a total of approximately $3.6 billion in assets; one pooled investment vehicle other than mutual funds with a total of approximately $411.1 million in assets; and three other accounts with a total of approximately $503.8 million in assets. Eric Carlson managed five mutual funds with a total of approximately $3.6 billion in assets; no pooled investment vehicles; and no other accounts. William Scott Piper managed five mutual funds with a total of approximately $3.7 billion in assets; no pooled investment vehicles; and four other accounts with a total of approximately $1.4 billion in assets. Ana Cristina Piedrahita managed five mutual funds with a total of approximately $3.7 billion in assets; no pooled investment vehicles; and four other accounts with a total of approximately $1.4 billion in assets.

Securities Ownership of Portfolio Managers. As of December 31, 2005, Ruchir Sharma did not own any securities in the Portfolio. As of August 15, 2006, James Cheng did not own any securities in the Portfolio. As of July 31, 2006, Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita did not own any securities in the Portfolio. However, although the portfolio managers do not have any assets directly invested in the Portfolio, each of Eric Carlson, William Scott Piper and Ana Cristina Piedrahita has made investments (either directly or notionally through certain defined contribution and/or deferred compensation programs) in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

With respect to the International Magnum Portfolio, the first and second paragraphs in the section of the Statement of Additional Information titled “Management of the Fund—Portfolio Manager Compensation Structure—International Magnum Portfolio” are hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers. As of December 31, 2005, Francine J. Bovich managed four mutual funds with a total of approximately $653.1 million in assets; one pooled investment vehicle other than mutual funds with a total of approximately $160 million in assets; and 36 other accounts with a total of approximately $4.3 billion in assets. Of these other accounts, one account with a total of approximately $216.2 million in assets had a performance based fee. Johannes B. van den Berg managed two mutual funds with a total of approximately $28.2 million in assets; no pooled investment vehicles; and two other accounts with a total of approximately $7.6 million in assets. David Sugimoto managed two mutual funds with a total of approximately $28.2 million in assets; no pooled investment

Please retain this supplement for future reference.

vehicles; and two other accounts with a total of approximately $7.6 million in assets. Kunihiko Sugio managed three mutual funds with a total of approximately $721.6 million in assets; four pooled investment vehicles other than mutual funds with a total of approximately $762.8 million in assets; and 12 other accounts with a total of approximately $3.6 billion in assets. As of August 28, 2006, James Cheng managed six mutual funds with a total of approximately $3.9 billion in assets; no pooled investment vehicles; and no other accounts. As of April 13, 2006, Felicity Smith managed two mutual funds with a total of approximately $816.5 million in assets; no pooled investment vehicles; and no other accounts.

Securities Ownership of Portfolio Managers. As of December 31, 2005, none of Francine J. Bovich, Johannes B. van den Berg, David Sugimoto, Kunihiko Sugio and Felicity Smith owned any securities in the Portfolio. As of August 15, 2006, James Cheng did not own any securities in the Portfolio.

Please retain this supplement for future reference.